Discontinued Operations (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations Details Narrative
Carrying amount of the oil and gas properties		$ 24,127
Asset retirement obligation		57,532
Asset retirement obligation, liabilities assumed		12,932
Cash received		3,000
Recognized gain	49,338
Net loss reported	$ 0	$ (404,243)